Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Intangible Assets for Partnership's Reportable Segments	The carrying amount of the Company's intangible assets as follows:

	December 31, 2022 $			December 31, 2021 $
	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $
Gross carrying amount (note 20)	179,813	24,810	204,623	179,813	—	179,813
Accumulated amortization	(162,543)	—	(162,543)	(154,159)	—	(154,159)
Net carrying amount	17,270	24,810	42,080	25,654	—	25,654

Schedule of Goodwill	The Company's carrying amount of goodwill as at December 31, 2022 and 2021 is as follows:

	December 31, 2022 $	December 31, 2021 $
LNG segment	31,921	31,921
NGL segment	8,387	2,920
Total	40,308	34,841